ACQUISITIONS, DEVELOPMENT PROJECTS PLACED IN SERVICE AND DISPOSITIONS, DEVELOPMENT PROJECTS PLACED IN SERVICE (Details) $ in Thousands		12 Months Ended
		Apr. 30, 2015 USD ($) ft² Unit		Apr. 30, 2014 USD ($) Unit		Apr. 30, 2013 USD ($)
Business Acquisition [Line Items]
Land		$ 17,478		$ 8,034
Building		38,403		$ 34,646
Project costs incurred to date	[1]	208,982
Landing at Southgate - Minot, ND [Member]
Business Acquisition [Line Items]
Interest in joint venture (in hundredths)				52.90%
Cypress Court - St. Cloud, MN [Member]
Business Acquisition [Line Items]
Interest in joint venture (in hundredths)				86.10%
Multi-Family Residential [Member]
Business Acquisition [Line Items]
Land		2,961		$ 1,447
Building		38,403		17,635
Development Projects Placed in Service [Member]
Business Acquisition [Line Items]
Land		9,941	[2]	3,987	[3]
Building		114,548	[2]	49,560	[3]
Development cost		124,489	[2]	53,547	[3]
Development Projects Placed in Service [Member] | Multi-Family Residential [Member]
Business Acquisition [Line Items]
Land		8,949	[2]	3,987	[3]
Building		103,319	[2]	49,560	[3]
Development cost		$ 112,268	[2]	53,547	[3]
Development Projects Placed in Service [Member] | Multi-Family Residential [Member] | Dakota Commons - Williston, ND [Member]
Business Acquisition [Line Items]
Date placed in service	[2],[4]	Jul. 15, 2014
Land	[2],[4]	$ 823
Building	[2],[4]	9,596
Development cost	[2],[4]	$ 10,419
Number of apartment units | Unit	[2],[4]	44
Development costs paid	[2],[4]	$ 2,300		8,100
Project costs incurred to date	[2],[4]	$ 10,419,000
Development Projects Placed in Service [Member] | Multi-Family Residential [Member] | RED 20 - Minneapolis, MN [Member]
Business Acquisition [Line Items]
Date placed in service	[2],[5]	Nov. 21, 2014
Land	[2],[5]	$ 1,900
Building	[2],[5]	26,412
Development cost	[2],[5]	$ 28,312
Number of apartment units | Unit	[2],[5]	130
Development costs paid	[2],[5]	$ 16,100		12,200
Project costs incurred to date	[2],[5]	$ 28,312,000
Interest in joint venture (in hundredths)		58.60%
Development Projects Placed in Service [Member] | Multi-Family Residential [Member] | Commons at Southgate - Minot, ND [Member]
Business Acquisition [Line Items]
Date placed in service	[2],[6]	Dec. 09, 2014
Land	[2],[6]	$ 3,691
Building	[2],[6]	31,351
Development cost	[2],[6]	$ 35,042
Number of apartment units | Unit	[2],[6]	233
Development costs paid	[2],[6]	$ 8,500		26,500
Project costs incurred to date	[2],[6]	$ 35,042,000
Interest in joint venture (in hundredths)		52.90%
Development Projects Placed in Service [Member] | Multi-Family Residential [Member] | Cypress Court II - St. Cloud, MN [Member]
Business Acquisition [Line Items]
Date placed in service	[2],[7]	Jan. 01, 2015
Land	[2],[7]	$ 447
Building	[2],[7]	6,320
Development cost	[2],[7]	$ 6,767
Number of apartment units | Unit	[2],[7]	64
Development costs paid	[2],[7]	$ 5,600		1,200
Project costs incurred to date	[2],[7]	$ 6,767,000
Interest in joint venture (in hundredths)		86.10%
Development Projects Placed in Service [Member] | Multi-Family Residential [Member] | Arcata - Golden Valley, MN [Member]
Business Acquisition [Line Items]
Date placed in service	[2],[8]	Jan. 01, 2015
Land	[2],[8]	$ 2,088
Building	[2],[8]	29,640
Development cost	[2],[8]	$ 31,728
Number of apartment units | Unit	[2],[8]	165
Development costs paid	[2],[8]	$ 20,400		$ 11,300
Project costs incurred to date	[2],[8]	$ 31,728,000
Development Projects Placed in Service [Member] | Multi-Family Residential [Member] | Landing at Southgate - Minot, ND [Member]
Business Acquisition [Line Items]
Date placed in service	[3],[9]			Sep. 04, 2013
Land	[3],[9]			$ 2,262
Building	[3],[9]			12,864
Development cost	[3],[9]			$ 15,126
Number of apartment units | Unit	[3],[9]			108
Development costs paid	[3],[9]			$ 8,800		$ 6,300
Project costs incurred to date	[3],[9]			$ 15,126,000
Development Projects Placed in Service [Member] | Multi-Family Residential [Member] | Cypress Court - St. Cloud, MN [Member]
Business Acquisition [Line Items]
Date placed in service	[3],[10]			Nov. 01, 2013
Land	[3],[10]			$ 1,136
Building	[3],[10]			12,428
Development cost	[3],[10]			$ 13,564
Number of apartment units | Unit	[3],[10]			132
Development costs paid	[3],[10]			$ 7,800		5,800
Project costs incurred to date	[3],[10]			$ 13,564,000
Development Projects Placed in Service [Member] | Multi-Family Residential [Member] | River Ridge - Bismarck, ND [Member]
Business Acquisition [Line Items]
Date placed in service	[3],[11]			Dec. 02, 2013
Land	[3],[11]			$ 589
Building	[3],[11]			24,268
Development cost	[3],[11]			$ 24,857
Number of apartment units | Unit	[3],[11]			146
Development costs paid	[3],[11]			$ 14,700		$ 10,100
Project costs incurred to date	[3],[11]			$ 24,857,000
Development Projects Placed in Service [Member] | Industrial [Member] | Roseville 3075 Long Lake Rd - Roseville, MN [Member]
Business Acquisition [Line Items]
Date placed in service	[2]	Nov. 10, 2014
Land	[2]	$ 0
Building	[2]	9,036
Development cost	[2]	$ 9,036
Area of real estate property | ft²	[2]	202,807
Development costs paid	[2]	$ 9,000
Development Projects Placed in Service [Member] | Other Property [Member] | Minot Southgate Wells Fargo Bank - Minot, ND [Member]
Business Acquisition [Line Items]
Date placed in service		Nov. 10, 2014
Land		$ 992
Building		2,193
Development cost		$ 3,185
Area of real estate property | ft²		4,998
Development costs paid		$ 3,200

[1]	Includes costs related to development projects that are placed in service in phases (Renaissance Heights - $46.0 million).
[2]	Development projects that are placed in service in phases are excluded from this table until the entire project has been placed in service. See Note 6 for additional information on the Renaissance Heights project, which was partially placed in service during fiscal years 2014 and 2015.
[3]	Development projects that are placed in service in phases are excluded from this table until the entire project has been placed in service. See Note 15 for additional information on the Renaissance Heights I project, which was partially placed in service during the three months ended April 30, 2014.
[4]	Costs paid in prior fiscal years totaled $8.1 million. Additional costs paid in fiscal year 2015 totaled $2.3 million, for a total project cost at April 30, 2015 of $10.4 million.
[5]	Costs paid in prior fiscal years totaled $12.2 million. Additional costs paid in fiscal year 2015 totaled $16.1 million, for a total project cost at April 30, 2015 of $28.3 million. The project is owned by a joint venture entity in which the Company has an approximately 58.6% interest. The joint venture is consolidated in IRET's financial statements.
[6]	Costs paid in prior fiscal years totaled $26.5 million, respectively. Additional costs paid in fiscal year 2015 totaled $8.5 million, for a total project cost at April 30, 2015 of $35.0 million. The project is owned by a joint venture entity in which the Company has an approximately 52.9% interest. The joint venture is consolidated in IRET's financial statements.
[7]	Costs paid in prior fiscal years totaled $1.2 million. Additional costs paid in fiscal year 2015 totaled $5.6 million, for a total project cost at April 30, 2015 of $6.8 million. The project is owned by a joint venture entity in which the Company has an approximately 86.1% interest. The joint venture is consolidated in IRET's financial statements.
[8]	Costs paid in prior fiscal years totaled $11.3 million, respectively. Additional costs paid in fiscal year 2015 totaled $20.4 million, for a total project cost at April 30, 2015 of $31.7 million.
[9]	Costs paid in prior fiscal years totaled $6.3 million. Costs paid in fiscal year 2014 totaled $8.8 million for a total project cost at April 30, 2014 of $15.1 million. The project is owned by a joint venture entity in which the Company has an approximately 52.9% interest.
[10]	Costs paid in prior fiscal years totaled $5.8 million. Costs paid in fiscal year 2014 totaled $7.8 million for a total project cost at April 30, 2014 of $13.6 million. The project is owned by a joint venture entity in which the Company has an approximately 86.1% interest.
[11]	Costs paid in prior fiscal years totaled $10.1 million. Costs paid in fiscal year 2014 totaled $14.7 million for a total project cost at April 30, 2014 of $24.9 million.